Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Shares	Additional paid-in capital	Statutory reserves	Retained Earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2020	$ 1,013	$ 10,485,322	$ 663,775	$ 19,003	$ (565,675)	$ 659,472	$ 11,262,910
Balance (in Shares) at Sep. 30, 2020	10,125,000
Imputed interest		370,847					370,847
Foreign currency translation gain(loss)					249,658	22,933	272,591
Net income (loss)			369,878	2,729,065		196,564	3,295,507
Balance at Sep. 30, 2021	$ 1,013	10,856,169	1,033,653	2,748,068	(316,017)	878,969	15,201,855
Balance (in Shares) at Sep. 30, 2021	10,125,000
Capital contribution						45,779	45,779
Dividends to non-controlling interests						(88,870)	(88,870)
Foreign currency translation gain(loss)					(1,586,091)	(130,059)	(1,716,150)
Net income (loss)			462,661	(263,683)		(86,751)	112,227
Acquisition of non-controlling interest		(8,584)				(330,068)	(338,652)
Initial public offering	$ 388	12,408,634					12,409,022
Initial public offering (in Shares)	3,881,250
Balance at Sep. 30, 2022	$ 1,401	23,256,219	1,496,314	2,484,385	(1,902,108)	289,000	25,625,211
Balance (in Shares) at Sep. 30, 2022	14,006,250
Foreign currency translation gain(loss)					(429,504)	(93,609)	(523,113)
Net income (loss)			1,457	(10,950,252)		(65,171)	(11,013,966)
Balance at Sep. 30, 2023	$ 1,401	$ 23,256,219	$ 1,497,771	$ (8,465,867)	$ (2,331,612)	$ 130,220	$ 14,088,132
Balance (in Shares) at Sep. 30, 2023	14,006,250